EMPLOYEE BENEFITS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
EMPLOYEE BENEFITS
Total expense	$ 1,222,419	$ 1,179,683	$ 590,457
Earnings per share, Basic (in dollars per share)	$ 0.07	$ 0.07	$ 0.03
Earnings per share, Diluted (in dollars per share)	$ 0.07	$ 0.07	$ 0.03
Equity Trust Plan
Treasury stock, shares	2,017,782	2,114,246
Aggregate value of treasury shares	15,851,041	15,939,378
Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares
Equity Trust Plan
Shares purchased for award	50,600	27,211
Average price of shares purchased (in dollars per share)	$ 10.17	$ 6.67
Distribution of shares to participants	88,545	141,606
Aggregate market value of shares distributed	1,000,000	1,100,000
Treasury stock, shares	354,123
Aggregate value of treasury shares	3,200,000
Shares not yet vested	209,551
Stock option awards
Average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
Risk-free interest rate (as a percent)	0.85%
Expected volatility (as a percent)	44.36%
Expected life in years	6 years
Dividend yield (as a percent)	5.02%
Expected forfeiture rate (as a percent)	5.30%
Stock option awards | Minimum
Equity Trust Plan
Vesting period	3 years
Stock option awards | Maximum
Equity Trust Plan
Vesting period	5 years
Stock option awards | Stock options and awards, stock-based compensation plans
EMPLOYEE BENEFITS
Unrecognized compensation expense, nonvested stock options	25,000
Weighted-average period for unrecognized compensation expenses expected to be recognized	2 years
Restricted stock awards
Equity Trust Plan
Distribution of shares to participants	137,861	47,877	12,996
Shares not yet vested	269,530	365,170	115,078	67,219
Restricted stock awards | Stock options and awards, stock-based compensation plans
EMPLOYEE BENEFITS
Unrecognized compensation expense, restricted stock awards	$ 659,000
Weighted-average period for unrecognized compensation expenses expected to be recognized	1 year 1 month 6 days
Company contribution awards | Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares | Minimum
Equity Trust Plan
Vesting period	3 years
Company contribution awards | Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares | Maximum
Equity Trust Plan
Vesting period	5 years
Participant contribution awards | Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares | Minimum
Equity Trust Plan
Vesting period	2 years
Participant contribution awards | Equity Trust Plan | Key loan officers and sales staff | Equity Trust Plan shares | Maximum
Equity Trust Plan
Vesting period	5 years